Mezzanine Equity And Stockholders' Equity (Deficit) - Schedule of Assumptions used in Black Scholes Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility rate, Minimum	70.00%
Expected volatility rate, Maximum	76.00%
Range of risk-free interest rate, Minimum	3.60%
Range of risk-free interest rate, Maximum	3.80%
Dividend yield	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of option	7 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of option	6 years